Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and Cash Equivalents

	December 31,

	2022	2021
Cash
Cash at bank and on hand	820	389
Cash equivalents
Money market accounts	249	389
Cash and cash equivalents	1,069	778